Certain Balance Sheet Items	12 Months Ended
Dec. 31, 2015
Balance Sheet Related Disclosures [Abstract]
Supplemental Balance Sheet Disclosures [Text Block]
Certain Balance Sheet Items
The following table summarizes inventories (in thousands):

	December 31,
	2015	2014
Raw materials	$1,734	$3,313
Work in process	2,483	660
Finished goods	7,109	5,963
	$11,326	$9,936

The following table summarizes property and equipment (in thousands):

	December 31,
	2015	2014
Building	$1,667	$1,857
Computer equipment	1,636	748
Machinery and equipment	1,116	1,538
Leasehold improvements	1,126	957
Furniture and fixtures	89	82
	5,634	5,182
Accumulated depreciation and amortization	(1,662)	(755)
	$3,972	$4,427

Depreciation and amortization expense for property and equipment was $1.3 million and $0.3 million for the years ended December 31, 2015 and 2014, respectively.